INTANGIBLE ASSETS - Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INTANGIBLE ASSETS
Amortization expense	$ 1,299	¥ 9,022	¥ 6,167	¥ 2,567
Estimated amortization expenses
2017		10,010
2018		9,658
2019		8,380
2020		5,779
2021		¥ 4,706